Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities

As of September 30, 2025 and 2024, accrued expenses and other liabilities, consisted of the following:

	As of September 30,
	2025	2024
Government grants	$68,008	$-
Payroll payable(1)	760,239	48,721
Professional fee	230,467	232,000
Others(2)	138,228	37,067
Total accrued expenses and other liabilities	$1,196,942	$317,788

(1)	Payroll payable included a discretionary bonus payable to directors of the Company, comprising $256,410 payable to Mr. Siu Fung Tang, $256,410 payable to Mr. Chi Chuen Lai, and $128,206 payable to Ms. Sin Yi Cheng. In addition, the balance also included accrued payroll and employee benefit plan contributions of $119,213 as of September 30, 2025.

(2)	Others primarily represented US$102,769 due to QBS Group Limited, which ceased to be a related party effective May 29, 2025. The amount was unsecured, non-interest bearing and repayable on demand. As of the date these financial statements were issued, the balance has not been settled.